Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
(Loss) earnings before tax	$ (75,301)	$ 25,491
Combined statutory tax rate	26.00%	26.00%
Income tax expense (recovery) computed at statutory tax rate	$ (19,578)	$ 6,628
Effect of different foreign statutory tax rates on earnings of subsidiaries	(6,476)	(257)
Impact of foreign exchange on deferred income tax assets and liabilities	(3,153)	(7,786)
Change in unrecognized deferred income tax asset	$ 15,549	(4,279)
Mining royalty in Mexico	7.50%
Tax effect of mining royalty in Mexico	$ (2,133)	3,174
Other non-deductible expenses	4,259	2,607
Impact of inflationary adjustments	(1,085)	1,338
Change in tax provision estimates	(3,504)	(75,301)
Forfeited loss carryforwards due to deconsolidation tax liability credit	0	16,949
Other	(5,908)	(2,085)
Income tax (recovery) expense	(22,029)	16,890
Current income tax expense	7,177	8,346
Deferred income tax expense (recovery)	$ (29,206)	$ 8,544
Effective tax rate	29.00%	66.00%